Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018		Mar. 31, 2017
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1]	¥ 34,880	[2]	¥ 35,755
Securities lending transactions	[1]	2,130	[2]	¥ 2,248
Total gross recognized liabilities	[2],[3]	37,010
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		187
Securities lending transactions		1,556
Total gross recognized liabilities		1,743
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		980
Securities lending transactions		306
Total gross recognized liabilities		1,286
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		27,818
Securities lending transactions		135
Total gross recognized liabilities		27,953
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		2,334
Securities lending transactions		34
Total gross recognized liabilities		2,368
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		2
Securities lending transactions
Total gross recognized liabilities		2
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[4]	3,421
Securities lending transactions	[4]
Total gross recognized liabilities	[4]	3,421
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		130
Securities lending transactions
Total gross recognized liabilities		130
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		8
Securities lending transactions		99
Total gross recognized liabilities		¥ 107

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2017, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \881 billion and \2,596 billion, respectively. As of March 31, 2017, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,494 billion and \205 billion, respectively. As of March 31, 2018, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,039 billion and \2,827 billion, respectively. As of March 31, 2018, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,049 billion and \177 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[4]	Includes \3,351 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations.